Average Annual Total Returns{- Fidelity® Maryland Municipal Income Fund} - 08.31 Fidelity Maryland Municipal Income Fund PRO-09 - Fidelity® Maryland Municipal Income Fund	Fidelity Maryland Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Maryland Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Maryland Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Maryland Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYH6 Past 1 year	IXYH6 Past 5 years	IXYH6 Past 10 years
Total	3.78%	3.32%	3.92%	3.69%	3.26%	3.83%	3.19%	3.09%	3.64%	5.21%	3.91%	4.63%	5.40%	3.87%	4.55%